NOTES PAYABLE-RELATED PARTY (Details Narrative) - Winvest Group Ltd [Member] - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Notes payable related parties	$ 359,271	$ 108,561
Winvest Cayman And Group [Member]
Related Party Transaction [Line Items]
Due to related party	299,021
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Due to related party	$ 60,250